Segmented Information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segmented Information
Note 19     Segmented Information
The Company’s reporting segments are Asia, Canada, U.S., Global WAM and Corporate and Other. Each reporting segment is responsible for managing its operating results, developing products, defining strategies for services and distribution based on the profile and needs of its business and market. The Company’s significant product and service offerings by the reporting segments are mentioned below.
Wealth and asset management businesses (Global WAM)
– include mutual funds and exchange-traded funds, group retirement and savings products, and institutional asset management services across all major asset classes. These products and services are distributed through multiple distribution channels, including agents and brokers affiliated with the Company, independent securities brokerage firms and financial advisors pension plan consultants and banks.
Insurance and annuity products (Asia, Canada and U.S.)
– includes a variety of individual life insurance, individual and group long-term care insurance and guaranteed and partially guaranteed annuity products. Products are distributed through multiple distribution channels, including insurance agents, brokers, banks, financial planners and direct marketing. Manulife Bank of Canada offers a variety of deposit and credit products to Canadian customers.
Corporate and Other Segment
– comprised of investment performance on assets backing capital, net of amounts allocated to operating segments; costs incurred by the corporate office related to shareholder activities (not allocated to operating segments); financing costs; Property and Casualty (“P&C”) Reinsurance Business; and
run-off
reinsurance operations including variable annuities and accident and health.

Reporting segments

As at and for the year ended December 31, 2020	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$17,983	$8,833	$3,011	$–	$140	$29,967
Annuities and pensions	2,496	334	120	–	–	2,950
Net premium income	20,479	9,167	3,131	–	140	32,917
Net investment income (loss)	6,630	8,458	17,519	39	2,754	35,400
Other revenue	1,346	1,013	2,711	5,710	(189)	10,591
Total revenue	28,455	18,638	23,361	5,749	2,705	78,908
Contract benefits and expenses
Life and health insurance	17,997	10,385	16,099	–	(131)	44,350
Annuities and pensions	3,430	4,380	2,929	146	–	10,885
Net benefits and claims	21,427	14,765	19,028	146	(131)	55,235
Interest expense	269	342	54	2	514	1,181
Other expenses	5,123	3,141	2,714	4,329	414	15,721
Total contract benefits and expenses	26,819	18,248	21,796	4,477	797	72,137
Income (loss) before income taxes	1,636	390	1,565	1,272	1,908	6,771
Income tax recovery (expense)	(233)	(131)	(296)	(172)	(363)	(1,195)
Net income (loss)	1,403	259	1,269	1,100	1,545	5,576
Less net income (loss) attributed to:
Non-controlling interests	250	–	–	–	–	250
Participating policyholders	(609)	64	–	–	–	(545)
Net income (loss) attributed to shareholders	$1,762	$195	$1,269	$1,100	$1,545	$5,871
Total assets	$145,801	$167,236	$288,814	$236,593	$41,905	$880,349

The following table presents results by reporting segments.

As at and for the year ended December 31, 2019	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Revenue
Life and health insurance	$17,107	$8,714	$6,522	$–	$112	$32,455
Annuities and pensions	2,900	361	(138)	–	–	3,123
Net premium income	20,007	9,075	6,384	–	112	35,578
Net investment income (loss)	7,451	9,446	15,556	33	1,107	33,593
Other revenue	1,215	1,088	2,654	5,562	(120)	10,399
Total revenue	28,673	19,609	24,594	5,595	1,099	79,570
Contract benefits and expenses
Life and health insurance	17,975	10,572	19,320	–	(36)	47,831
Annuities and pensions	3,090	4,312	599	83	–	8,084
Net benefits and claims	21,065	14,884	19,919	83	(36)	55,915
Interest expense	236	508	43	6	526	1,319
Other expenses	5,148	3,237	2,944	4,362	425	16,116
Total contract benefits and expenses	26,449	18,629	22,906	4,451	915	73,350
Income (loss) before income taxes	2,224	980	1,688	1,144	184	6,220
Income tax recovery (expense)	(277)	25	(260)	(122)	(84)	(718)
Net income (loss)	1,947	1,005	1,428	1,022	100	5,502
Less net income (loss) attributed to:
Non-controlling interests	228	–	–	–	5	233
Participating policyholders	(216)	(117)	–	–	–	(333)
Net income (loss) attributed to shareholders	$1,935	$1,122	$1,428	$1,022	$95	$5,602
Total assets	$127,367	$159,042	$274,993	$216,348	$31,380	$809,130

Geographical location
The results of the Company’s reporting segments differ from its geographical location primarily due to the allocation of Global WAM and Corporate and Other segments into the geographical location to which its businesses relate.

The following table presents results by geographical location.

For the year ended December 31, 2020	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$18,072	$8,474	$3,012	$409	$29,967
Annuities and pensions	2,496	334	120	–	2,950
Net premium income	20,568	8,808	3,132	409	32,917
Net investment income (loss)	7,085	8,531	19,735	49	35,400
Other revenue	2,300	2,671	5,600	20	10,591
Total revenue	$29,953	$20,010	$28,467	$478	$78,908

For the year ended December 31, 2019	Asia	Canada	U.S.	Other	Total
Revenue
Life and health insurance	$17,178	$8,388	$6,523	$366	$32,455
Annuities and pensions	2,900	361	(138)	–	3,123
Net premium income	20,078	8,749	6,385	366	35,578
Net investment income (loss)	7,750	9,801	15,816	226	33,593
Other revenue	2,100	2,651	5,641	7	10,399
Total revenue	$29,928	$21,201	$27,842	$599	$79,570